UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07743

The Rockland Funds Trust
(Exact name of registrant as specified in charter)

1235 Westlakes Drive
Berwyn, PA 19312
(Address of principal executive offices) (Zip code)

Richard Gould
1235 Westlakes Drive
Berwyn, PA 19312
(Name and address of agent for service)

1-800-497-3933
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2009

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

March 31, 2009

The Rockland Small Cap
Growth Fund
(RKGRX)

Rockland Small Cap Growth Fund
Expense Example — March 31, 2009 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the six month semi-annual period (10/1/08 - 3/31/09) and held for the entire period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  Although the Fund does not charge a sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent.  You will also be charged a redemption fee equal to 2% of the net amount of the redemption if you redeem your shares less than 90 calendar days after you purchase them.  IRA accounts will be charged a $15 annual maintenance fee.  These expenses are not included in the example below.  The example below includes, but is not limited to, advisory fees, shareholder servicing fees, interest expense, fund accounting and custody fees.  However, the example below does not include a redemption fee, portfolio trading commissions or related expenses, or other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 10/1/08	Value 3/31/09	Period 10/1/08 - 3/31/09[1]
Actual	$1,000.00	$645.40	$10.79
Hypothetical (5% return
before expenses)	1,000.00	1,011.82	13.19

[1]	Expenses are equal to the Fund’s annualized expense ratio of 2.63%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

RocklandSmall Cap Growth Fund
Statement of Assets and Liabilities — March 31, 2009 (Unaudited)

ASSETS:
Investments, at fair value (cost $18,500,590)	$20,274,649
Cash	274
Receivable for investments sold	551,246
Receivable for capital shares sold	19,880
Dividends and interest receivable	5,672
Other assets	21,722
Total Assets	20,873,443

LIABILITIES:
Payable for investments purchased	553,641
Payable for capital shares repurchased	101,130
Payable to Adviser	16,284
Accrued professional fees	24,035
Accrued expenses and other liabilities	72,443
Total Liabilities	767,533
NET ASSETS	$20,105,910

NET ASSETS CONSIST OF:
Capital stock	$40,652,333
Accumulated net realized loss on investments sold	(22,320,482)
Net unrealized appreciation on investments	1,774,059
Total Net Assets	$20,105,910

Shares of beneficial interest outstanding (unlimited shares of $0.001 par value authorized)	2,254,421
Net asset value, redemption price and offering price per share	$8.92

The accompanying notes are an integral part of these financial statements.

Rockland Small Cap Growth Fund
Statement of Operations — Six Months Ended March 31, 2009 (Unaudited)

INVESTMENT INCOME:
Dividend income	$98,336
Interest income	2,943
Total investment income	101,279

EXPENSES:
Investment advisory fee	106,737
Shareholder servicing and accounting costs	59,487
Professional fees	35,143
Trustees' fees and expenses	24,606
Administration fee	20,138
Custody fees	14,082
Federal and state registration	12,955
Reports to shareholders	4,705
Other	2,976
Total expenses before interest expense	280,829
Interest expense (Note 4)	50
Total expenses	280,879
NET INVESTMENT LOSS	(179,600)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(13,714,929)
Net change in unrealized appreciation/depreciation on investments	2,533,474
Net realized and unrealized loss on investments	(11,181,455)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,361,055)

The accompanying notes are an integral part of these financial statements.

Rockland Small Cap Growth Fund
Statements of Changes in Net Assets

	Six Months ended	Year ended
	March 31, 2009	September 30, 2008
OPERATIONS:
Net investment loss	$(179,600)	$(672,420)
Net realized loss on investments	(13,714,929)	(2,635,709)
Net change in unrealized appreciation/depreciation on investments	2,533,474	(15,080,673)
Net decrease in net assets resulting from operations	(11,361,055)	(18,388,802)

NET DECREASE IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS (NOTE 2)	(439,777)	(82,729)

NET DECREASE IN NET ASSETS	(11,800,832)	(18,471,531)

NET ASSETS:
Beginning of period	31,906,742	50,378,273
End of period	$20,105,910	$31,906,742

The accompanying notes are an integral part of these financial statements.

Rockland Small Cap Growth Fund
Financial Highlights

	Six Months
	ended		Years ended September 30,
	March 31, 2009		2008		2007		2006		2005(1)		2004
	(Unaudited)
Per Share Data:
Net asset value,
beginning of year	$13.82		$21.94		$15.81		$16.16		$14.90		$15.76
Income from
investment operations:
Net investment loss	(0.08	)(2)	(0.29	)(2)	(0.31	)(3)	(0.27	)(3)	(0.26	)(2)	(0.22	)(3)
Net realized and unrealized
gain (loss) on investments	(4.82)		(7.83)		6.44		(0.08)		1.52		(0.66)
Total from
investment operations	(4.90)		(8.12)		6.13		(0.35)		1.26		(0.88)
Redemption fees	0.00		0.00		0.00		0.00		0.00		0.02
Net asset value, end of year	$8.92		$13.82		$21.94		$15.81		$16.16		$14.90
Total return	(35.46	)%(5)	(37.01)%		38.77%		(2.17)%		8.46%		(5.46)%
Supplemental data and ratios:
Net assets, end of year	$20,105,910		$31,906,742		$50,378,273		$40,626,519		$57,173,248		$60,768,937
Ratio of expenses
to average net assets(4)	2.63	%(6)	1.86%		1.83%		1.73%		1.73%		1.66%
Ratio of net investment loss
to average net assets	(1.68	)%(6)	(1.56)%		(1.72)%		(1.61)%		(1.60)%		(1.35)%
Portfolio turnover rate	129.13	%(5)	246.41%		231.96%		246.66%		246.17%		331.98%

(1)
Effective March 31, 2004, the Fund changed its investment adviser to Gould Investment Partners, LLC.  Richard H. Gould was employed by the Fund’s former investment manager, Greenville Capital Management beginning in 1994 and has served as the Fund’s portfolio manager since its inception in 1996.

(2)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)	Net investment loss per share represents net investment loss divided by the average shares of beneficial interest outstanding throughout the year.
(4)
The expense ratio includes interest expense paid to the custodian on overdrafts to cover shareholder redemptions. The expense ratio for interest expense paid to the custodian for the periods ended March 31, 2009, September 30, 2008, 2007, 2006, 2005 and 2004 was 0.00%, 0.01%, 0.01%, 0.01%, 0.02% and 0.03%, respectively.

(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

Rockland Small Cap Growth Fund
Schedule of Investments — March 31, 2009 (Unaudited)

Shares		Value

	COMMON STOCKS — 100.1%
	Agriculture & Food — 1.4%
10,000	Diamond Foods, Inc.	$279,300
	Airlines — 1.2%
5,100	Allegiant Travel Company (a)	231,846
	Commercial Services — 4.7%
13,000	DG Fastchannel, Inc. (a)	244,010
8,725	HMS Holdings Corporation (a)	287,052
15,000	VistaPrint Limited (a) (b)	412,350
		943,412
	Communications — 7.0%
27,625	Neutral Tandem Inc. (a)	679,852
17,625	Starent Networks Corporation (a)	278,651
49,800	TeleCommunication Systems, Inc. – Class A (a)	456,666
		1,415,169
	Computers & Peripherals — 1.5%
11,175	Compellent Technologies, Inc. (a)	121,249
7,000	Synaptics Incorporated (a)	187,320
		308,569
	Consumer Non-Durables — 4.2%
17,450	Green Mountain Coffee Roasters, Inc. (a)	837,600
	Education — 8.9%
17,350	American Public Education Inc. (a)	729,741
1,925	Capella Education Company (a)	102,025
30,325	Corinthian Colleges, Inc. (a)	589,821
19,825	Lincoln Educational Services Corporation (a)	363,194
		1,784,781
	Electronics — 2.7%
19,700	Applied Signal Technology, Inc.	398,531
4,975	NVE Corporation (a)	143,330
		541,861
	Financial Services — 6.1%
19,625	CyberSource Corporation (a)	290,646
20,700	Hatteras Financial Corporation	517,293
16,925	Tower Group, Inc.	416,863
		1,224,802

The accompanying notes are an integral part of these financial statements.

Rockland Small Cap Growth Fund
Schedule of Investments — March 31, 2009 (Unaudited) (Continued)

Shares		Value

	Health Care Services & Supplies — 2.6%
3,000	Ensign Group, Inc.	$46,380
25,500	IPC The Hospitalist Co (a)	485,265
		531,645
	Infrastructure — 1.7%
4,600	Insituform Technologies, Inc. – Class A (a)	71,944
22,600	MasTec, Inc. (a)	273,234
		345,178
	Internet Services — 12.3%
6,750	AsiaInfo Holdings, Inc. (a)	113,737
28,275	NetEase.com Inc. – ADR (a) (b)	759,184
17,600	Netflix Inc. (a)	755,392
5,000	Omniture, Inc. (a)	65,950
19,800	Shanda Interactive Entertainment Ltd. – ADR (a) (b)	782,694
		2,476,957
	Medical — 11.8%
6,925	CardioNet, Inc. (a)	194,315
17,175	Genomic Health, Inc. (a)	418,726
18,300	Illumina, Inc. (a)	681,492
3,200	Luminex Corporation (a)	57,984
4,050	Masimo Corporation (a)	117,369
19,750	Myriad Genetics, Inc. (a)	898,033
		2,367,919
	Mining — 0.7%
3,000	Royal Gold, Inc.	140,280
	Oil & Gas – Exploration & Production — 4.0%
13,925	Concho Resources Inc. (a)	356,341
8,825	Sunoco Logistics Partners L.P.	455,105
		811,446
	Pharmaceuticals — 1.0%
16,900	China Sky One Medical, Inc. (a)	194,350
	Retail & Restaurants — 8.1%
6,000	Aaron Rents, Inc.	159,960
14,875	The Buckle, Inc.	474,959
6,000	Buffalo Wild Wings Inc. (a)	219,480
10,000	Monro Muffler Brake, Inc.	273,300

The accompanying notes are an integral part of these financial statements.

Rockland Small Cap Growth Fund
Schedule of Investments — March 31, 2009 (Unaudited) (Continued)

Shares		Value

	Retail & Restaurants — 8.1% (Continued)
8,000	Panera Bread Company – Class A (a)	$447,200
2,600	PetMed Express, Inc. (a)	42,848
		1,617,747
	Software — 20.2%
30,000	Allscripts-Misys Healthcare Solutions, Inc.	308,700
30,000	ArcSight, Inc. (a)	383,100
6,825	athenahealth Inc. (a)	164,551
36,600	Constant Contact, Inc. (a)	512,034
15,000	EPIQ Systems, Inc. (a)	270,450
13,100	Longtop Financial Technologies Limited – ADR (a) (b)	278,113
17,700	MedAssets Inc. (a)	252,225
19,525	Pegasystems Inc.	362,579
16,250	Quality Systems, Inc.	735,312
13,075	SXC Health Solutions Corporation (a) (b)	281,636
7,275	Sybase, Inc. (a)	220,360
20,500	Tyler Technologies, Inc. (a)	299,915
		4,068,975
	TOTAL COMMON STOCKS (Cost $18,349,808)	20,121,837

	WARRANTS — 0.0%
2,030	GreenHunter Energy, Inc. (a) (c)	2,030
	TOTAL WARRANTS (Cost $0)	2,030

	SHORT-TERM INVESTMENTS — 0.7%
	Money Market Fund — 0.7%
150,782	Fidelity Institutional Money Market Portfolio – Select Class	150,782
	TOTAL SHORT-TERM INVESTMENTS (Cost $150,782)	150,782
	Total Investments (Cost $18,500,590) — 100.8%	20,274,649
	Liabilities in Excess of Other Assets — (0.8)%	(168,739)
	TOTAL NET ASSETS — 100.0%	$20,105,910

ADR – American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign security.
(c)	Illiquid security.

The accompanying notes are an integral part of these financial statements.

Rockland Small Cap Growth Fund
Schedule of Investments — March 31, 2009 (Unaudited) (Continued)

FAS 157 – Summary of Fair Value Exposure at March 31, 2009

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund has adopted FAS 157 effective October 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Investments
Description	in Securities
Level 1 – Quoted prices	$20,272,619
Level 2 – Other significant observable inputs	2,030
Level 3 – Significant unobservable inputs	—
Total	$20,274,649

The accompanying notes are an integral part of these financial statements.

Rockland Small Cap Growth Fund
Sector Allocation of Portfolio Holdings — March 31, 2009 (Unaudited)

Percentages represent market value as a percentage of total investments.

Rockland Small Cap Growth Fund
Notes to the Financial Statements — March 31, 2009 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Rockland Funds Trust (the “Trust”) was organized on July 31, 1996, as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of one series, The Rockland Small Cap Growth Fund (the “Fund”). The investment objective of the Fund is to seek capital appreciation. In seeking its investment objective of capital appreciation, the Fund will, under normal market conditions, invest primarily in equity securities of domestic small capitalization companies. The Fund is structured for flexibility and risk reduction, but centered around investment in high quality growth stocks with an emphasis on those companies whose growth potential, in the opinion of the Fund’s investment adviser,Gould Investment Partners LLC (“Gould IP”), has been overlooked by Wall Street analysts. The Fund issued and sold 10,000 shares of its capital shares at $10 per share on October 21, 1996. The Fund commenced operations on December 2, 1996.

The following is a summary of significant accounting policies consistently followed by the Fund.

a)
Investment Valuation – Common stocks, other equity-type securities, and securities sold short that are listed on a U.S. security exchange, other than the NASDAQ Global Market exchanges (“NASDAQ”), for which market quotations are readily available are valued at their fair value on the day the valuation is made as determined by their last sales price in the principal market in which the securities are normally traded.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Common stocks, other equity-type securities, including securities listed on NASDAQ, and securities sold short which are listed on an exchange, but which are not traded on the valuation date are valued at the mean between the current bid and asked price. Foreign securities registered on United States exchanges in accordance with Section 12 of the Securities Exchange Act of 1934 are valued in the same manner. Options purchased or written by the Fund are valued at the average of the current bid and asked prices. Mutual fund investments are valued at the net asset value of that fund first determined after the Fund places its order. Debt securities (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by management in accordance with procedures approved by the Board of Trustees. The Board has adopted specific procedures for valuing portfolio securities and delegated the implementation of these procedures to Gould IP.  The procedures authorize Gould IP to make all necessary determinations regarding the fair value of a portfolio security and to report such determinations to the Board of Trustees.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  Management has determined that SFAS No. 157 had no material impact on the Fund’s financial statements.

Rockland Small Cap Growth Fund
Notes to the Financial Statements — March 31, 2009 (Unaudited) (Continued)

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management is currently evaluating the impact of SFAS 161 on the Fund's financial statements.

b)
Federal Income Taxes – It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income as well as any net realized gains to its shareholders. Therefore, no federal income tax provision is required.

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The tax periods open to examination by the Internal Revenue Service include the fiscal years ended September 30, 2008, 2007, 2006 and 2005. As a result, the Fund has evaluated the implications of FIN 48 and determined that there is no material impact on the financial statements.

c)
Distributions to Shareholders – Dividends from net investment income, if any, are generally declared and paid annually in December. Distributions of net realized capital gains, if any, will be declared at least annually and are generally distributed in December.  Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.

Accounting principles generally accepted in the United States of America require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets due to differences in the recognition of income, expenses and gain items.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of losses from wash sales and post October capital losses.

d)
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

e)
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest

Rockland Small Cap Growth Fund
Notes to the Financial Statements — March 31, 2009 (Unaudited) (Continued)

cent.  The Fund shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.  The Fund charges a 2% redemption fee on the redemption of Fund shares within 90 days of purchase.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

f)
Foreign Securities – Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

g)
Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.  All discounts and premiums are accreted for tax and financial reporting.

2.	SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the six months ended March 31, 2009 and fiscal year ended September 30, 2008, respectively, were as follows:

Six Months ended
March 31, 2009	Amount	Shares
Shares sold	$2,205,279	237,304
Shares redeemed	(2,645,837)	(291,179)
Redemption fees	781	—
Net decrease	$(439,777)	(53,875)
Shares Outstanding:
Beginning of period		2,308,296
End of period		2,254,421
Year ended
September 30, 2008	Amount	Shares
Shares sold	$6,922,287	368,060
Shares redeemed	(7,012,706)	(355,845)
Redemption fees	7,690	—
Net increase (decrease)	$(82,729)	12,215
Shares Outstanding:
Beginning of period		2,296,081
End of period		2,308,296

3.	INVESTMENT TRANSACTIONS

The aggregate purchases and sales of investments, excluding short-term investments by the Fund for the six months ended March 31, 2009, were $29,207,449 and $29,645,603, respectively.  The Fund did not purchase long-term U.S. Government securities as a part of its investment strategy during the six months ended March 31, 2009.

At September 30, 2008, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of Investments(a)	$33,008,085
Gross unrealized appreciation	$2,467,275
Gross unrealized depreciation	(3,532,133)
Net unrealized appreciation/(depreciation)	$(1,064,858)
Other accumulated losses	$(8,300,110)
Total accumulated earnings/(losses)	$(9,364,968)

(a)	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales.

At September 30, 2008, the Fund had accumulated net realized capital loss carryovers of $2,852,410 with $87,076 and $2,765,334 expiring in 2010 and

Rockland Small Cap Growth Fund
Notes to the Financial Statements — March 31, 2009 (Unaudited) (Continued)

2011, respectively.  To the extent that the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover for the Fund.  The Fund utilized $2,918,049 of capital loss carryover for the fiscal year ended September 30, 2008.

The Fund made no distributions during the six months ended March 31, 2009 and the fiscal year ended September 30, 2008.

4.	LINE OF CREDIT

During the course of operations, the Fund’s custody account with U.S. Bank, N.A. (the “Bank”) was overdrawn at times during the period due to shareholder redemptions from the Fund.  On March 3, 2006, the Board of Trustees approved an unsecured Line of Credit (“LOC”) with U.S. Bank, N.A. that may only be utilized to cover overdrafts from shareholder redemptions.  Under the terms of the LOC, borrowings for the Fund are limited to either the lesser of $7,000,000 or 33.33% of the net assets of the Fund.  The Bank charges interest at the Bank’s Prime Rate (weighted average rate of 4.32% for the six months ended March 31, 2009) for overdrafts.  During the six months ended March 31, 2009, on days the Fund was overdrawn it had an outstanding average overdraft balance of $59,714.  The Fund incurred $50 in interest expense for the six months ended March 31, 2009.

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with Gould IP.  Pursuant to its advisory agreement with the Trust, Gould IP is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% as applied to the Fund’s daily net assets.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund.  U.S. Bank, N.A. serves as custodian for the Fund.  Quasar Distributors, LLC serves as distributor for the Fund.

Rockland Small Cap Growth Fund
Additional Information

Availability of Proxy Voting Information:

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-800-497-3933 or on the SEC website at www.sec.gov.

The actual voting records relating to how the Fund voted the proxies of its portfolio securities during the most recent twelve month period ended June 30 (as filed with the SEC on  Form N-PX) are available without charge by calling 1-800-497-3933 or by accessing the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedule:

A complete schedule of the Fund’s portfolio holdings for the second and fourth quarters is included in the Fund’s semi-annual and annual shareholder reports, respectively.  The Fund files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-497-3933 or by accessing the SEC’s website at www.sec.gov.  Copies of Form N-Q can also be obtained by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting held November 24, 2008, the Board of the Trust, including all of the Independent Trustees voting separately, unanimously approved the renewal of the Advisory Agreement for the Fund with Gould IP (the “Adviser”).  The Independent Trustees received assistance and advice from independent counsel.  In reaching this decision, the Board had requested, received and considered information regarding the Adviser’s business operations and its personnel providing investment management services to the Fund, as well as information about the scope and quality of services that the Adviser provides.  The Board also had requested and reviewed the Adviser’s financial statements in order to review the Adviser’s profitability and to confirm that the Adviser is solvent to continue managing the Fund.

The Board took into consideration the nature, extent and quality of the services provided by the Adviser.  The Board considered the Adviser’s business operations and the personnel that provides investment management services to the Fund, as well as the scope and quality of services that the Adviser provides.  The Adviser provided an overview of its business and operations as well as its fixed costs in managing the Fund.  The Board considered and discussed the investment performance of the Fund, noting the good long-term performance.  In addition, the Board had reviewed and discussed the Fund’s portfolio holdings throughout the year at each of its regular Board meetings.

The Board reviewed the costs of the services provided by the Adviser and the Adviser’s profitability, including gross fees paid to the Adviser for investment advisory services provided to the Fund.  The Board also considered the Adviser’s compensation policies for the portfolio manager and other investment personnel.  The Board discussed the difference between the advisory fee charged to the Fund and those charged to the Adviser’s separate accounts, and the Adviser’s explanation that the Fund’s fee was higher due to the additional regulatory and administrative oversight responsibilities associated with the Fund.  The Board took into consideration the fact that the portfolio

Rockland Small Cap Growth Fund
Additional Information (Continued)

manager invests all of his personal long-term investment assets in the Fund.  The Board also considered the oversight of the Fund’s other service providers by the Chief Compliance Officer of the Fund and the Adviser.  The Board reviewed the soft dollar benefits received by the Adviser as a result of brokerage transactions for the Fund and its other clients.

The Board reviewed data comparing the Fund’s advisory fee level and overall expense level with the industry averages for similar funds in order to consider the reasonableness of the Fund’s fees and expenses.  The Board determined that the Fund’s advisory fee and overall expense ratio were reasonable, although slightly higher than the industry average.  The Board also noted that the peer funds used for comparison were part of larger fund families, which provides additional economies of scale and allows for lower expenses and fees.  Based on the Adviser’s financial information, the Board accepted that the Adviser was not experiencing economies of scale at the Fund’s current asset levels.

Based on the information provided and after reviewing such materials as it deemed necessary, and based on the considerations described above, including the high-quality of the personnel and investment advisory capabilities of the Adviser, the Board concluded that the nature, extent and quality of the services to be provided by the Adviser are consistent with the Fund’s operational requirements.  After reviewing the Adviser’s efforts to monitor and control expense levels and to increase assets, which could have the effect of decreasing the expense ratio, the Board concluded that the fees charged to the Fund are fair, both absolutely and in comparison with those of other funds in its peer group and the industry at large.  The Board concluded that shareholders would receive reasonable value in return for paying such fees and expenses.  The Board, including all of the independent Trustees, concluded that approval of the Investment Advisory Agreement was appropriate and in the best interest of Fund shareholders.

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TRUSTEES
Mr. Richard Gould
Mr. Carmen Lloyd
Mr. Edwin Moats, Jr.
Dr. Peter Utsinger
Mr. R. Peter Zimmermann

OFFICERS
Mr. Richard Gould, President & Treasurer
Mr. Sanjay Upadhyaya, Vice President
Ms. Barbara Grosso, Secretary &
Chief Compliance Officer

INVESTMENT ADVISER
Gould Investment Partners LLC
1235 Westlakes Drive, Suite 280
Berwyn, PA  19312

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212

ADMINISTRATOR, TRANSFER AGENT
AND DIVIDEND-DISBURSING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Third Floor
615 East Michigan Street
Milwaukee, WI  53202

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
KPMG LLP
303 East Wacker Drive
Chicago, IL  60601

LEGAL COUNSEL
Stradley, Ronon, Stevens and Young, LLP
2600 One Commerce Square
Philadelphia, PA  19103

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)
The registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer has reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on his review, such Principal Executive Officer and Principal Financial Officer has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to him by others within the registrant and by the registrant’s service provider.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Rockland Funds Trust

By (Signature and Title)*       /s/Richard Gould
Richard Gould, President

Date   June 10, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Richard Gould
Richard Gould, President and Treasurer

Date  June 10, 2009